Commitments and Contingencies (Asset Retirement Obligations) (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Asset Retirement Obligation [Abstract]
Asset retirement obligations	$ 119.9	$ 109.4	$ 94.0
Additional accruals	10.4	17.6
Liabilities settled	(4.4)	(3.6)
Accretion expense	5.4	4.7
Currency translation adjustment	$ (0.9)	$ (3.3)